Equity Earnings (Loss) of Joint Ventures (Details 1) - USD ($) $ in Thousands	Jul. 02, 2017	Jul. 03, 2016
VAST LLC
Summarized balance sheets
Cash and cash equivalents	$ 11,757	$ 6,584
Receivables, net	41,942	24,557
Inventories, net	15,185	13,500
Other current assets	11,782	13,007
Total current assets	80,666	57,648
Property, plant and equipment, net	31,017	26,557
Other long-term assets	12,850	11,086
Total assets	124,533	95,291
Current liabilities	70,753	50,462
Long-term liabilities	2,960	2,019
Total liabilities	73,713	52,481
Net (liabilities) assets	50,820	42,810
STRATTEC's share of net assets (liabilities)	16,940	14,270
SAL LLC
Summarized balance sheets
Cash and cash equivalents	11	21
Receivables, net	11	60
Inventories, net	345	283
Total assets	367	364
Current liabilities	3,189	1,256
Net (liabilities) assets	(2,822)	(892)
STRATTEC's share of net assets (liabilities)	$ (1,439)	$ (455)